EARNINGS PER COMMON SHARE - Narrative (Details) - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Earnings attributable to common shareholders	CAD 805	CAD 394
Weighted average number of common shares (in shares)	426	388
Profit (loss), attributable to ordinary equity holders of parent entity including dilutive effects	CAD 811	CAD 394
Adjusted weighted average number of ordinary shares outstanding (in shares)	432	389
Effect of conversion of convertible debentures (in shares)		5
Effect of conversion of convertible debentures		CAD 8